TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2012
TAXES ON INCOME [Abstract]
Schedule of Income (Loss) from Continuing Operations Before Income Tax
	Year ended December 31,
	2010	2011	2012

Domestic	$(1,055)	$1,223	$1,670
Foreign	619	1,252	1,051

	$(436)	$2,475	$2,721

Schedule of Taxes on Income
	Year ended December 31,
	2010	2011	2012

Current taxes	$(24)	$(125)	$(101)
Deferred taxes	-	-	1,223

	$(24)	$(125)	$1,122

Domestic	$-	$-	$1,223
Foreign	(24)	(125)	(101)

	$(24)	$(125)	$1,122

Schedule of Deferred Tax Assets
	December 31,
	2011	2012

Carryforward losses (1)	$3,637	$3,891
Intangible assets	66	31
Research and development expenses	168	124
Accrued severance pay	29	28
Accrued vacation pay	15	38

Net deferred tax assets before valuation allowance	3,915	4,112
Valuation allowance	(3,915)	(2,889)

Net deferred tax assets	$-	$1,223

(1)	Inclusive of the effect of enacted changes in tax rates in accordance with Israeli Law for Economic Efficiency (Amended Legislation for Implementing the Economic Plan for 2010 and 2011).

	December 31,
	2011	2012
Domestic:
Current deferred tax asset, net	$-	$785
Non-current deferred tax asset, net	-	438

	$-	$1,223

Reconciliation of Income Tax Expense
	Year ended December 31,
	2010	2011	2012

Income (loss) before taxes, as reported in the consolidated statements of operations	$(436)	$2,475	$2,721

Statutory tax rate	25%	24%	25%

Theoretical tax benefits on the above amount at the Israeli statutory tax rate	$(109)	$594	$680
Income tax at rate other than the Israeli statutory tax rate	14	29	4
Tax advances and non-deductible expenses including equity based compensation expenses	699	278	349
Deferred taxes on losses and other differences	-	-	(1,223)
Difference between financial statements measurement of income and tax basis	(183)	(165)	(347)
Utilization of operating losses carry forward from prior years for which deferred taxes were not created	(433)	(625)	(636)
Taxes in respect to prior years	36	14	43
Other individually immaterial income tax item	-	-	8

Actual tax expense (benefit)	$24	$125	$(1,122)